Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2012
Fixed-rate loans, stratified pool
Mortgage Servicing Rights
Stratification range, as a percent	0.50%
Fixed-rate loans, stratified pool | Minimum
Mortgage Servicing Rights
Note rates (as a percent)	3.00%
Fixed-rate loans, stratified pool | Maximum
Mortgage Servicing Rights
Note rates (as a percent)	4.50%
Fixed-rate loans, single pool | Maximum
Mortgage Servicing Rights
Note rates (as a percent)	3.00%
MSRs
Mortgage Servicing Rights
Number of classes of MSRs	2
MSRs | Minimum
Mortgage Servicing Rights
Servicing fee (as a percent)	0.25%
MSRs | Maximum
Mortgage Servicing Rights
Servicing fee (as a percent)	0.38%
MSRs, class one | Maximum
Mortgage Servicing Rights
Interest rate (as a percent)	4.50%
MSRs, class two | Minimum
Mortgage Servicing Rights
Interest rate (as a percent)	4.50%